SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 McKinley Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-686-2546

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003






ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND

ANNUAL REPORT                                                   OCTOBER 31, 2003


                                  MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                                    INSTITUTIONAL CLASS SHARES
                                    ADVISOR CLASS SHARES


                                 [LOGO OMITTED]
                 McKinley Capital Large Cap Growth Fund Omitted















                                              INVESTMENT ADVISER:

                                              MCKINLEY CAPITAL MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .....................................................    1

Statement of Net Assets ..................................................    3

Statement of Operations ..................................................    7

Statement of Changes in Net Assets .......................................    8

Financial Highlights .....................................................    9

Notes to Financial Statements ............................................   10

Independent Auditors' Report .............................................   15

Trustees and Officers of The Advisors' Inner Circle Fund .................   16

Notice to Shareholders ...................................................   24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

October 31, 2003

Dear Shareholders:

The McKinley Capital Large Cap Growth Fund slightly underperformed the benchmark for the quarter and year to date. Large cap stocks underperformed small cap stocks over the last quarter and growth style stocks continue to outperform value style stocks for the year. Positive relative performance can be attributed to stock selection in the Industrials and Financial Services sectors. Stock selection in Consumer Discretionary, Health Care and Technology detracted from the Fund's relative performance for the time period.

Our investment model's primary focus is on companies with strong relative risk adjusted returns and accelerating earnings growth. Going forward, we are seeing an increasing number of candidates exhibiting these characteristics, as the ratio of positive earning pre-announcements to negative have improved. As a result, McKinley rotated many new names into the portfolio and candidates presently exhibiting these characteristics can be found primarily in the Technology, Consumer Discretionary and Industrial sectors at the lower end of the large capitalization range. We are optimistic going forward given what we are seeing in our investment process and the broad market.

Sincerely,


/s/ Sheldon Lien


Sheldon Lien
Portfolio Manager


                      DEFINITION OF THE COMPARATIVE INDICES
RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500/BARRA GROWTH INDEX is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price-to-book value calculation, whereby the market capitalization of an index (S&P 500, S&P MidCap 400, S&P SmallCap 600) is divided equally between growth and value. The growth and value definition are only available on the US indices. The indices are rebalanced twice per year.

LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents the average performance of 664 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------
Growth of a $10,000 Investment

Average Annual Total Return**
For Period Ended October 31, 2003

Cumulative Since 11/1/02*
Institutional       15.96%
Advisor             15.66%
Advisor, with load   9.01%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Russell      Lipper Large    S&P 500/     McKinley Capital     McKinley Capital
1000         Cap Growth      Barra        Large Cap Growth     Large Cap Growth
Growth       Funds           Growth       Fund,                Fund,
Index        Average         Index        Institutional        Advisor
$10,000      $10,000         $10,000      $10,000              $ 9,425
$12,181      $11,906         $11,710      $11,596              $10,901



 * Beginning of operations. Index comparisons begin on 10/31/02.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S
                    PERFORMANCE ASSUMES THE REINVESTMENT OF
  DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS
   AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
                       WOULD HAVE BEEN LOWER. PLEASE NOTE
             THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITIONS OF COMPARATIVE INDICES ON PAGE 1.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 89.6%
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                           ------      ------
AIRCRAFT -- 2.9%
   JetBlue Airways* ....................................    1,095    $   63,160
                                                                     ----------
AUTOMOTIVE -- 4.8%
   Advance Auto Parts* .................................    1,015        79,394
   Rockwell Automation .................................      825        25,616
                                                                     ----------
                                                                        105,010
                                                                     ----------
BANKS -- 2.0%
   Citigroup ...........................................      940        44,556
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.6%
   EchoStar Communications, Cl A* ......................    1,715        65,719
   General Motors-Hughes Electronics* ..................    2,220        36,474
                                                                     ----------
                                                                        102,193
                                                                     ----------
COMPUTERS - HARDWARE -- 10.5%
   Cisco Systems* ......................................    3,765        78,990
   Dell* ...............................................    1,180        42,621
   Foundry Networks* ...................................    2,015        46,869
   Sandisk* ............................................      775        62,465
                                                                     ----------
                                                                        230,945
                                                                     ----------
COMPUTERS - SOFTWARE -- 3.9%
   Computer Associates International ...................    1,940        45,629
   Microsoft ...........................................    1,570        41,055
                                                                     ----------
                                                                         86,684
                                                                     ----------
EDUCATION -- 3.5%
   Career Education* ...................................    1,430        76,577
                                                                     ----------
ELECTRONICS MANUFACTURING -- 3.7%
   General Electric ....................................    2,800        81,228
                                                                     ----------
FINANCIAL SERVICES -- 5.5%
   American Express ....................................    1,295        60,774
   Capital One Financial ...............................      995        60,496
                                                                     ----------
                                                                        121,270
                                                                     ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                           ------      ------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   PepsiCo .............................................      705     $  33,713
                                                                     ----------
HOTELS & LODGING -- 3.3%
   Mandalay Resort Group ...............................    1,860        73,005
                                                                     ----------
MACHINERY -- 5.4%
   Caterpillar .........................................      885        64,853
   Cummins .............................................    1,165        55,221
                                                                     ----------
                                                                        120,074
                                                                     ----------
MEDICAL PRODUCTS & SERVICES -- 4.7%
   Aetna ...............................................      760        43,632
   Guidant .............................................    1,155        58,916
                                                                     ----------
                                                                        102,548
                                                                     ----------
PHARMACEUTICALS -- 11.8%
   Celgene* ............................................    1,330        55,448
   Genentech* ..........................................      820        67,215
   Pfizer ..............................................    1,790        56,564
   Watson Pharmaceuticals* .............................      550        21,599
   Wyeth ...............................................    1,345        59,368
                                                                     ----------
                                                                        260,194
                                                                     ----------
RETAIL -- 3.7%
   eBay* ...............................................      830        46,430
   Wal-Mart Stores .....................................      585        34,486
                                                                     ----------
                                                                         80,916
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 11.3%
   Amkor Technology* ...................................    3,045        57,398
   Intel ...............................................    4,080       134,844
   National Semiconductor* .............................    1,410        57,289
                                                                     ----------
                                                                        249,531
                                                                     ----------







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                           ------      ------
TELEPHONES & TELECOMMUNICATIONS -- 4.4%
   Nextel Communications, Cl A* ........................    4,020     $  97,284
                                                                     ----------
WHOLESALE -- 2.1%
   Dean Foods*^ ........................................    1,565        47,341
                                                                     ----------
   Total Common Stock
      (Cost $1,761,526) ................................              1,976,229
                                                                     ----------

--------------------------------------------------------------------------------
 FOREIGN STOCK -- 10.6%
--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS  EQUIPMENT -- 6.0%
   Amdocs Ltd*^ ........................................    2,845        61,053
   Research In Motion* .................................    1,590        70,151
                                                                     ----------
                                                                        131,204
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.6%
   Marvel Technology Group Ltd* ........................    1,105        48,477
   Teva Pharmaceutical Industries ADR ..................      935        53,192
                                                                     ----------
                                                                        101,669
                                                                     ----------
   Total Foreign Stock
      (Cost $201,751) ..................................                232,873
                                                                     ----------

--------------------------------------------------------------------------------
 MONEY MARKET FUND -- 5.4%
--------------------------------------------------------------------------------
   Union Bank of California Money Market Fund ..........  119,414       119,414
                                                                     ----------
   Total Money Market Fund
      (Cost $119,414) ..................................                119,414
                                                                     ----------
   Total Investments -- 105.6%
      (Cost $2,082,691) ................................              2,328,516
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (5.6)%
   Payable for Investment Securities Purchased .........               (139,508)
   Administration Fees Payable .........................                (11,410)
   Investment Advisory Fees Payable ....................                 (4,014)
   Other Assets and Liabilities, Net ...................                 30,641
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................               (124,291)
                                                                     ----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------


                                                                          VALUE
                                                                          -----

   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par value)
      based on 177,278 outstanding shares of
      beneficial interest$                                            1,749,558
   Portfolio Shares of Advisor Class
      (unlimited authorization -- no par value)
      based on 12,969 outstanding shares of beneficial interest         128,431
   Distributions in excess of net investment income                      (3,249)
   Accumulated net realized gain on investments                          83,690
   Net unrealized appreciation on investments                           245,825
                                                                     ----------
   TOTAL NET ASSETS-- 100.0%                                         $2,204,255
                                                                     ==========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class
      ($2,054,337 / 177,278 shares)                                      $11.59
                                                                         ======

   NET ASSET VALUE and Redemption
      Price Per Share -- Advisor Class
      ($149,918 / 12,969 shares)                                         $11.56
                                                                         ======

   Maximum Offering Price Per Share--
      Advisor Class ($11.56 / 94.25%**)                                  $12.27
                                                                         =======
  *   NON-INCOME PRODUCING SECURITY.
 ** FOR A DESCRIPTION OF THE FRONT-END SALES CHARGE, PLEASE SEE THE FUND'S CURRENT PROSPECTUS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
   ^  GUERNSEY ISLANDS DOMICILED SECURITY TRADED ON THE NEW YORK STOCK EXCHANGE.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Revise #

THE ADVISORS' INNER CIRCLE FUND                MCKINLEY CAPITAL LARGE CAP
                                               GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                    NOVEMBER 1,
                                                                     2002* TO
                                                                    OCTOBER 31,
                                                                       2003
                                                                    -----------
INVESTMENT INCOME
Dividends .......................................................     $   9,329
Interest ........................................................           378
Less: Foreign Taxes Withheld ....................................           (31)
                                                                      ---------
   TOTAL INCOME .................................................         9,676
                                                                      ---------
EXPENSES
Administration Fees .............................................       132,500
Investment Advisory Fees ........................................         9,360
Shareholder Servicing Fees(1) ...................................           311
Transfer Agent Fees .............................................        45,578
Professional Fees ...............................................        32,528
Offering Costs(2) ...............................................        30,248
Printing Fees ...................................................         8,088
Trustees' Fees ..................................................         6,018
Registration and Filing Fees ....................................         1,761
Custody Fees ....................................................           394
Insurance and Other Fees ........................................         3,887
                                                                      ---------
   TOTAL EXPENSES ...............................................       270,673
                                                                      ---------
Less:
Investment Advisory Fees Waived .................................        (9,360)
Reimbursement from Investment Adviser ...........................      (246,595)
Directed Brokerage(2) ...........................................        (1,891)
                                                                      ---------
   NET EXPENSES .................................................        12,827
                                                                      ---------
NET INVESTMENT LOSS .............................................        (3,151)
                                                                      ---------
NET REALIZED GAIN ON INVESTMENTS ................................        83,690
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ...............................................       245,825
                                                                      ---------
TOTAL NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...........       329,515
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $ 326,364
                                                                      =========

   *  COMMENCEMENT OF OPERATIONS.
 (1) SHAREHOLDER SERVICING FEES CHARGED TO ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
 (2)  SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    NOVEMBER 1,
                                                                     2002* TO
                                                                    OCTOBER 31,
                                                                       2003
                                                                    -----------
OPERATIONS:
   Net Investment Loss ..........................................    $   (3,151)
   Net Realized Gain on Investments .............................        83,690
   Net Change in Unrealized Appreciation on Investments .........       245,825
                                                                     ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       326,364
                                                                     ----------
DIVIDENDS:
   Net Investment Income:
   Institutional Class ..........................................           (48)
   Advisor Class ................................................           (50)
                                                                     ----------
    TOTAL DIVIDENDS .............................................           (98)
                                                                     ----------
CAPITAL SHARE TRANSACTIONS (1):
   Institutional Class:
   Issued .......................................................     2,081,725
   In Lieu of Dividends .........................................            48
   Redeemed .....................................................      (332,215)
                                                                     ----------
   NET INSTITUTIONAL CLASS CAPITAL SHARE TRANSACTIONS ...........     1,749,558
                                                                     ----------
   Advisor Class:
   Issued .......................................................       128,481
   In Lieu of Dividends .........................................            50
   Redeemed .....................................................          (100)
                                                                     ----------
   NET ADVISOR CLASS CAPITAL SHARE TRANSACTIONS .................       128,431
                                                                     ----------
   INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......     1,877,989
                                                                     ----------
   TOTAL INCREASE IN NET ASSETS .................................     2,204,255
                                                                     ----------
NET ASSETS:
   Beginning of Period ..........................................            --
                                                                     ----------
   End of Period ................................................    $2,204,255
                                                                     ==========

   * COMMENCEMENT OF OPERATIONS.
 (1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
     AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SELECTED PER SHARE DATA & RATIOS
                                         FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                           NOVEMBER 1, 2002* TO
                                                             OCTOBER 31, 2003
                                                --------------------------------------
                                                   INSTITUTIONAL CLASS   ADVISOR CLASS
                                                   -------------------   -------------
Net Asset Value,
   Beginning of Period .................................   $10.00            $10.00
                                                           ------            -----
Income from Investment Operations:
Net Investment Loss ....................................    (0.02)            (0.04)
Net Realized and Unrealized Gain .......................     1.61              1.60
                                                           ------            -----
Total from Investment Operations .......................     1.59              1.56
                                                           ------            -----
Distributions:
Net Investment Income ..................................    (0.00)**          (0.00)**
                                                           ------            -----
Total Distributions ....................................    (0.00)**          (0.00)**
                                                           ------            -----
Net Asset Value, End of Period .........................   $11.59            $11.56
                                                           ======            =====
   TOTAL RETURN+ .......................................    15.96%           15.66%
                                                           ======            =====
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................   $2,054              $150
Ratio of Expenses to Average Net Assets ................     1.00%             1.25%
Ratio of Expenses to Average Net Assets (Excluding
   Directed Brokerage) .................................     1.16%             1.41%
Ratio of Expenses to Average Net Assets (Excluding Directed
   Brokerage/Fee Waivers and Reimbursements) ...........    18.45%            52.04%
Ratio of Net Investment Loss to Average Net Assets .....    (0.24)%           (0.36)%
Portfolio Turnover Rate ................................      155%              155%

  * COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD AND HAS NOT BEEN ANNUALIZED. RETURNS WOULD
    HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES REIMBURSED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the McKinley Capital Large Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

McKinley Capital Large Cap Growth Fund commenced operations on November 1, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a national market system are valued at the official closing price. Securities for which prices are not available, of which there are none at October 31, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

     method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, there were no repurchase agreements held by the Fund.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, have been capitalized and are being amortized to expense over a twelve-month period from the Fund's inception on November 1, 2002. The offering costs have been fully amortized as of October 31, 2003.

     DIRECTED BROKERAGE -- The Fund may direct certain investment trades to brokers who pay a portion of the commissions for those trades to the Fund. The commissions paid are used to offset a portion of the total annual operating expenses of the Fund after expense waivers. During the year ended October 31, 2003, the Fund's expenses were reduced by $1,891 under this arrangement.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Fund Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund had entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. The Distributor did not receive any fees for the year ended October 31, 2003. Effective October 24, 2003, this agreement was discontinued.

4.  ADMINISTRATION,  DISTRIBUTION,  SHAREHOLDER  SERVICING  AND TRANSFER  AGENCY
    AGREEMENTS:

The Fund and the Administrator, are parties to an Administration Agreement under which the Administrator provides management and administration services to the Fund. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% for the first $250 million in assets, 0.125% for the next $250 million in assets, 0.10% for all assets greater than $500 million. The minimum fee is $132,500 for two classes of shares, and $125,000 for a single class of shares. The fee shall be increased $50,000 for each fund created and the minimum fee shall be increased $15,000 for each new class added to the Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Trust has adopted a Shareholder Service Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust may receive up to 0.25% of the Fund's average net assets attributable to Advisor Shares.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an Investment Advisory Agreement, McKinley Capital Management, Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive fees and reimburse Fund expenses to limit the Fund's expenses to 1.00% and 1.25% of the average daily net assets of the Institutional Class and Advisor Class, respectively.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003 the Fund made purchases of $3,804,335 and sales of $1,924,749 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. SHARE TRANSACTIONS:

Share transactions for the Fund were as follows:
       Institutional Class:
       Issued                                    207,110
       In Lieu of Dividends                            5
       Redeemed                                  (29,837)
                                                 -------
       TOTAL INSTITUTIONAL CLASS SHARES          177,278
                                                 -------
       Advisor Class:
       Issued                                     12,974
       In Lieu of Dividends                            5
       Redeemed                                      (10)
                                                 -------
       TOTAL ADVISOR CLASS SHARES                 12,969
                                                 -------
       NET INCREASE IN SHARES OUTSTANDING
           FROM SHARE TRANSACTIONS               190,247
                                                 =======

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent book and tax differences as of October 31, 2003.

The tax character of dividends and distributions paid during the period ended October 31, 2003 was all ordinary income.

As of October 31, 2003, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                $105,800
Unrealized Appreciation                       244,663
Other Temporary Differences                   (24,197)
                                             --------
Total Distributable Earnings                 $326,266
                                             ========
At October 31, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was different from amounts reported for financial reporting purposes for the Fund. The difference is solely contributable to wash sales.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Fund at October 31, 2003, were as follows:

                 FEDERAL        APPRECIATED       DEPRECIATED    NET UNREALIZED
                TAX COST        SECURITIES        SECURITIES      APPRECIATION
             --------------- ----------------  ---------------- ----------------
               $2,083,853        $270,149          $(25,486)        $244,663

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
McKinley Capital Large Cap Growth Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of McKinley Capital Large Cap Growth Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from November 1, 2002 (inception) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McKinley Capital Large Cap Growth Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period from November 1, 2002 (inception) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP [SIGNATURE OMITTED]


Philadelphia, Pennsylvania
December 23, 2003

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) THE FOLLOWING CHART LISTS TRUSTEES AND OFFICERS AS OF NOVEMBER 11, 2003.
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,(1)                HELD WITH                     LENGTH OF
         AGE                         THE TRUST                    TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old

--------------------------------------------------------------------------------

ROBERTA. PATTERSON                    Trustee                    (Since 1993)
74 yrs. old





--------------------------------------------------------------------------------

EUGENEB. PETERS                       Trustee                    (Since 1993)
74 yrs. old





--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
72 yrs. old









--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

sons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                              NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
   PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD                   OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                         MEMBER                        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------




Vice Chairman of Ameritrust Texas N.A.,           45                      Trustee of The Arbor Funds,
1989-1992, and MTrust Corp., 1985-1989.                                   The MDL Funds, and The
Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------

Pennsylvania State University, Senior Vice        45                      Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                                Trustees of Grove City College.
and Investment Consultant, Professor of                                   Trustee of The Arbor Funds,
Transportation since 1984; Vice President-                                The MDL Funds, and The
Investments, Treasurer, Senior Vice President                             Expedition Funds.
(Emeritus), 1982-1984. Director,
Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------

Private investor from 1987 to present. Vice       45                      Trustee of The Arbor Funds,
President and Chief Financial officer, Western                            The MDL Funds, and The
Company of North America (petroleum ser-                                  Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company),
1978-1980. President and Chief Executive
Officer of Jos. Schlitz Brewing Company
before 1978.
------------------------------------------------------------------------------------------------------------------------------------

Partner,  Dechert (law firm), September           45                      Trustee of The Arbor Funds,
1987-December  1993.                                                      The MDL Funds, The Expedition
                                                                          Funds, SEI Asset Allocation Trust,
                                                                          SEI Daily Income Trust, SEI Index
                                                                          Funds, SEI  Institutional  International
                                                                          Trust, SEI  Institutional  Investments
                                                                          Trust, SEI  Institutional  Managed
                                                                          Trust, SEI Liquid Asset Trust, SEI
                                                                          Tax Exempt Trust,  State  Street
                                                                          Research  Funds and  Massachusetts
                                                                          Health and  Education Tax-Exempt
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) THE FOLLOWING CHART LISTS TRUSTEES AND OFFICERS AS OF NOVEMBER 11, 2003.
--------------------------------------------------------------------------------
                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,(1)               HELD WITH                     LENGTH OF
          AGE                       THE TRUST                   TIME SERVE(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old









--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                      Chairman                   (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees










--------------------------------------------------------------------------------
WILLIAM M. DORAN                       Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTHFUND

--------------------------------------------------------------------------------

                                              NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
   PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD                   OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                         MEMBER                        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------








Chief Executive Officer, Newfound                 45                      Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                                Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                                 Arbor Funds, The MDL Funds, The
December 1996; Chief Financial Officer,                                   Expedition Funds, SEI Asset
Nobel Partners, L.P., March 1991-December                                 Allocation Trust, SEI Daily
1996; Treasurer and Clerk, Peak Asset                                     Income Trust, SEI Index Funds,
Management, Inc., since 1991.                                             SEI Institutional  International Trust,
                                                                          SEI Institutional Investments Trust,
                                                                          SEI Institutional Managed Trust,
                                                                          SEI Liquid Asset Trust and
                                                                          SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------





Currently performs various services on behalf     45                      Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                                Street Funds, The Expedition Funds,
compensated. Executive Vice President of SEI                              The MDL Funds, SEI Asset Allocation
Investments, 1986-1994. Director and                                      Trust, SEI Daily Income Trust, SEI
Executive Vice President of the Administrator                             Index Funds, SEI Institutional
and the Distributor, 1981-1994.                                           International  Trust, SEI  Institutional
                                                                          Investments Trust, SEI Institutional
                                                                          Managed Trust, SEI Liquid Asset
                                                                          Trust, SEI Tax Exempt Trust, SEI
                                                                          Opportunity Master Fund, L.P., SEI
                                                                          Opportunity Fund, L.P., SEI Absolute
                                                                          Return Master Funds, L.P. and SEI
                                                                          Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

Partner, Morgan, Lewis & Bockius LLP              45                      Trustee of The Arbor Funds, The
(law firm), counsel to the Trust, SEI Investments,                        MDL Funds, The Expedition Funds,
the Administrator and the Distributor. Director                           SEI Asset Allocation Trust, SEI Daily
of SEI Investments since 1974; Secretary of                               Income Trust, SEI Index Funds, SEI
SEI Investments since 1978.                                               Institutional International Trust, SEI
                                                                          Institutional Investments Trust, SEI
                                                                          Institutional Managed Trust, SEI Liquid
                                                                          Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) THE FOLLOWING CHART LISTS TRUSTEES AND OFFICERS AS OF NOVEMBER 11, 2003.
--------------------------------------------------------------------------------
                                                                   TERM OF
                                     POSITION(S)                   OFFICE AND
    NAME, ADDRESS,(1)                HELD WITH                     LENGTH OF
         AGE                         THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------

OFFICERS


JAMES F. VOLK, CPA                   President                   (Since 2003)
41 yrs. old



--------------------------------------------------------------------------------

JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                     Financial Officer



--------------------------------------------------------------------------------
PETER GOLDEN                    Co-Controller and                (Since 2003)
39 yrs. old                           Co-Chief
                                 Financial Oficer





--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41 yrs. old





--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary





--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTHFUND

--------------------------------------------------------------------------------

                                              NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
   PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD                   OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                         MEMBER                        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------






Senior Operations Officer, SEI Investments,       N/A                                    N/A
Fund Accounting and Administration
(1996-present); Assistant Chief Accountant of the
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting        N/A                                    N/A
and Administration since November 1999;
Audit Manager, Ernst & Young LLP from
1991-1999.
------------------------------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting        N/A                                    N/A
and Administration, since June 2001. From
March 2000-2001, Vice President of Funds
Administration for J.P. Morgan Chase & Co.
From 1997-2000, Vice President of Pension
and Mutual Fund Accounting for Chase
Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of         N/A                                    N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since
January 2001; Shareholder/Partner,
Buchanan Ingersoll Professional Corporation
from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary            N/A                                    N/A
of SEI Investments, SEI Investments
Global Funds Services and SEI Investments
Distribution Co. since 1998; Assistant
General Counsel and Director of Arbitration,
Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) THE FOLLOWING CHART LISTS TRUSTEES AND OFFICERS AS OF NOVEMBER 11, 2003.
--------------------------------------------------------------------------------

                                                                   TERM OF
                                   POSITION(S)                   OFFICE AND
     NAME, ADDRESS,(1)              HELD WITH                     LENGTH OF
          AGE                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)


TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------

WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary





--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
40 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 years old                    Assistant Secretary

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTHFUND

--------------------------------------------------------------------------------


                                              NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
   PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD                   OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                         MEMBER                        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------




Vice President and Assistant Secretary of SEI     N/A                                    N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate, Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law firm)
from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of         N/A                                    N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since 2000;
Vice President, Merrill Lynch & Co. Asset
Management Group from 1998-2000; Associate
at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI     N/A                                    N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate at White and Williams LLP
from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI     N/A                                    N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 2001;
Associate at Howard Rice Nemorvoski
Canady Falk & Rabkin from 1998-2001;
Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

Middle Office Compliance Officer at               N/A                                    N/A
SEI Investments since 2000; Supervising
Examiner at Federal Reserve Bank of
Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company               N/A                                    N/A
since 2003. Associate at Drinker Biddle
& Reath from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND

--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                                                   QUALIFYING
                                                                    DIVIDENDS
     LONG LONG                                                    FOR CORPORATE
     (18% RATE)         ORDINARY                                     DIVIDENDS     QUALIFYING
   CAPITAL GAIN         INCOME       TAX-EXEMPT       TOTAL          RECEIVED      DIVIDEND
  DISTRIBUTIONS     DISTRIBUTIONS     INTEREST     DISTRIBUTIONS     DEDUCTION     INCOME (1)
  -------------     -------------    ----------    -------------    ----------     ----------
     0.00%             100.0%          0.00%         100.00%           8.28%         7.46%

(1)REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY IN THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

   THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING
   DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES

                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-866-686-2546

                                    ADVISER:
                        McKinley Capital Management, Inc.
                            3301 C Street, Suite 500
                             Anchorage, Alaska 99503

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Fund described.

MCK-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.